Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 895,479	$ 529,877	$ 577,348
Cost of sales	385,820	347,726	399,726
Product margin	509,659	182,151	177,622
Operating expenses:
Sales and marketing	6,158,477	6,396,906	962,664
Research and development	9,590,393	5,019,366	481,934
General and administrative	11,405,471	15,209,919	8,457,630
Total operating expenses	27,154,341	26,626,191	9,902,228
Loss from operations	(26,644,682)	(26,444,040)	(9,724,606)
Other income (expense)
Other income	601,421	411,417	393,418
Change in fair value of convertible debt	661,000
Gain on debt forgiveness – related party	48,677
Finance expense	(250,000)
Accretion and interest expense	(559,581)	(289,324)	(339,171)
Other Expense	(152,562)	(65,389)
Acquisition expense			(2,019,739)
Total other income (expense)	348,955	56,704	(1,965,492)
Loss before income tax	(26,295,727)	(26,387,336)	(11,690,098)
Income taxes provision
Net loss	(26,295,727)	(26,387,336)	(11,690,098)
Foreign currency translation gain (loss)	(504,494)	49,703	204,969
Comprehensive loss	$ (26,800,221)	$ (26,337,633)	$ (11,485,129)
Basic loss per ordinary share (in Dollars per share)	$ (1.62)	$ (1.86)	$ (1.62)
Weighted average number of ordinary shares outstanding (in Shares)	16,242,334	14,157,492	7,210,889